Net income per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	527,416	330,000	465,000
Shares issued to ADS borrowers	12,692,328